Deposits to institutional cooperators, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deposits to institutional cooperators, net
Deposits to cooperators	¥ 1,773,640,000	$ 257,153,627	¥ 1,502,433,446
Provision for credit losses on deposits to institutional cooperators	(3,322,575)	(481,728)	(2,026,696)	$ (293,843)	¥ (10,318,117)
Deposits to cooperators, net	¥ 1,770,317,425	$ 256,671,899	¥ 1,500,406,750